Customer Assets and Liabilities (Tables) - Nukkleus Inc.[Member]	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Customer Assets and Liabilities [Abstract]
Schedule of Cash and Digital Positions

The following table presents customers’ cash and digital positions:

	June 30, 2023	September 30, 2022
Customer custodial cash	$1,712,095	$2,020,394
Customer digital currency assets	—	248,214
Total customer assets	$1,712,095	$2,268,608

Customer custodial cash liabilities	$1,703,893	$2,020,717
Customer digital currency liabilities	—	248,214
Total customer liabilities	$1,703,893	$2,268,931
The following table presents customers’ cash and digital positions:
	September 30, 2022	September 30, 2021
		(as restated)
Customer custodial cash	$2,020,394	$799,302
Customer digital currency assets	248,214	1,168,349
Total customer assets	$2,268,608	$1,967,651
Customer custodial cash liabilities	$2,020,717	$799,302
Customer digital currency liabilities	248,214	1,168,349
Total customer liabilities	$2,268,931	$1,967,651

Schedule of Fair Market Value of Customer Digital Currency Assets

The following table sets forth the fair market value of customer digital currency assets, as shown in the condensed consolidated balance sheets, as customer digital currency assets and customer digital currency liabilities, as of June 30, 2023 and September 30, 2022:

	June 30, 2023		September 30, 2022
	Fair value	Percentage of total	Fair value	Percentage of total
Bitcoin	$—	—	$162,294	65.4%
Stablecoin/USD Coin	—	—	85,897	34.6%
Ethereum	—	—	23	0.0%
Others	—	—	—	—
Total customer digital currency assets	$—	—	$248,214	100.0%
The following table sets forth the fair market value of customer digital currency assets, as shown in the consolidated balance sheets, as customer digital currency assets and customer digital currency liabilities, as of September 30, 2022 and 2021:
	September 30, 2022		September 30, 2021
			(as restated)
	Fair value	Percentage of total	Fair value	Percentage of total
Bitcoin	$162,294	65.4%	$921,684	78.9%
Stablecoin/USD Coin	85,897	34.6%	246,617	21.1%
Ethereum	23	0.0%	48	0.0%
Total customer digital currency assets	$248,214	100.0%	$1,168,349	100.0%